Financial Instruments	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Financial Instruments

9.Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties, trade accounts receivable and prepaid expenses and other receivables. The principal financial liabilities of the Company consist of bank debt, interest rate swaps, accounts payable, amounts due to related parties, accrued liabilities, warrant liability and dividends on preferred shares payable.

(a) Interest rate risk: The Company’s bank loans are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed below, in order to partly hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses. The Company places its cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

(i) Level 1: Quoted market prices in active markets for identical assets or liabilities;

(ii) Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; and

(iii) Level 3: Unobservable inputs that are not corroborated by market data.

The carrying values of trade accounts receivable, other receivables, amounts due from related parties, cash and cash equivalents, restricted cash, accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of bank debt approximates the recorded value, due to its variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence bank loans are considered Level 2 items in accordance with the fair value hierarchy. The interest rate swaps and the warrant liability, discussed below, are stated at fair value. The fair value of the interest rate swaps is based on a discounted cash flow analysis. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, an exit price, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Interest rate swap agreements

The Company entered into the following interest rate swap agreements in order to hedge its variable interest rate exposure:

	Counterparty	Trade Date	Effective Date	Termination Date	Notional Amount December 31, 2014	Fixed Rate	Floating Rate
1.	Unicredit Bank	March 20, 2012	May 18, 2012	May 18, 2017	$3,900,000	1.48%	3-month USD LIBOR
2.	Credit Suisse AG	April 19, 2012	May 30, 2012	May 30, 2017	$3,837,500	1.20%	3-month USD LIBOR
3.	Credit Suisse AG	June 1, 2012	May 30, 2012	May 30, 2017	$3,837,500	1.0375%	3-month USD LIBOR
4.	Credit Suisse AG	July 4, 2012	August 30, 2012	May 30, 2017	$3,929,600	0.995%	3-month USD LIBOR
5.	Unicredit Bank	July 5, 2012	August 17, 2012	May 18, 2017	$5,850,000	0.98%	3-month USD LIBOR
6.	Credit Suisse AG	July 10, 2012	August 30, 2012	May 30, 2017	$3,929,600	0.935%	3-month USD LIBOR
7.	ABN AMRO	August 8, 2012	October 2, 2012	July 2, 2015	$13,750,000	0.595%	3-month USD LIBOR
8.	ABN AMRO	September 28, 2012	November 6, 2012	May 6, 2017	$9,496,500	0.74%	3-month USD LIBOR
9.	HSH Nordbank	September 28, 2012	November 6, 2012	May 6, 2017	$9,496,500	0.76%	3-month USD LIBOR
					$58,027,200

The notional amounts of the interest rate swap agreements are equally reduced on a quarterly basis until their expiration.

The above swaps qualified for hedge accounting as of December 31, 2013. Following the completion of the new or supplemental loan agreements discussed in Note 8, the swaps with Credit Suisse and Unicredit Bank no longer qualify for hedge accounting. The remaining swaps qualified for hedge accounting as of December 31, 2014. The Company adjusts its interest rate swap contracts to fair market value at the end of every period and records the resulting unrealized gains or losses during the period in Other Comprehensive Loss in the Statement of Stockholders’ Equity, for the swaps that qualify for hedge accounting, while for the remaining swaps unrealized gains or losses are recognized in the statement of comprehensive income. As of December 31, 2014, the Company believes it is probable that it will not be in compliance with certain covenants under its loan agreements at measurement dates within the next twelve months from the date of financial statements. If such a default occurs, the Company will also be in default under its interest rate swap agreements. Accordingly, as of December 31, 2014, the interest rate swaps were classified as current.

Warrant liability

On April 15, 2014, the Company completed the public offering of 5,000,000 units, each consisting of one common share and one warrant to purchase 0.40 common shares (the “Units”) at a public offering price of $2.05 per unit (Note 10), of which $0.31 was allocated to each warrant, based on its estimated fair value. Additionally, a portion of the over-allotment option was exercised for 647,500 warrants at a price of $0.01 per warrant. The warrants have an exercise price of $2.65 per share, are exercisable immediately upon issuance, and will expire on April 10, 2019. In addition, the Company has the right, commencing one year after issuance of the warrants, to call all of the outstanding warrants for redemption at a price of $0.01 for each warrant and upon not less than 30 days prior written notice of redemption to each warrant holder, subject to certain conditions, including that the reported last sale price of the Company’s common shares is at least $5.00 for any 20 trading days within a 30 consecutive trading day period ending on the third business day prior to the notice of redemption to warrant holders.

As of December 31, 2014, the Company had 5,647,500 warrants outstanding that are exercisable into 2,259,000 common shares. Under certain circumstances that are not solely within the control of the Company, the Company may be required to settle these warrants by delivering cash to the holder and hence based on the guidance contained in ASC 815 “Derivatives and Hedging”, management has classified these warrants as a derivative liability and has recorded the liability at fair value. There was no warrant activity during the period from April 15, 2014 to December 31, 2014.

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statement of stockholders’ equity or consolidated statement of comprehensive income are shown below:

Derivative Instruments designated as hedging instruments

		December 31,
		2013	2014
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$190,973	$18,938
Interest rate swaps	Current assets – Interest rate swaps	(106,823)	(80,947)
Total derivatives		$84,150	$(62,009)

Derivative Instruments not designated as hedging instruments

		December 31,
		2013	2014
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$63,185
Interest rate swaps	Current assets – Interest rate swaps	-	(4,136)
Warrant liability	Long-term liabilities – Warrant liability	-	282,375
Total derivatives		$-	$341,424

The following table presents the impact of derivative instruments and their location within the consolidated statements of comprehensive income:

Derivative Instruments designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2012	2013	2014
Interest rate swaps	Interest and finance costs	$(143,156)	$(424,533)	$(374,843)

Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2012	2013	2014
Interest rate swaps	Loss on derivatives	$-	$-	$(82,160)
Warrant liability	Fair value change of warrants	-	-	1,274,100
		$-	-	1,191,940

The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The fair value of the interest rate swap agreements approximates the amount that the Company would have to pay for the early termination of the agreements.

The Company uses the Cox-Rubinstein Trinomial methodology to measure the warrant liability. The assumptions used to calculate the fair value of the warrants on April 15, 2014 and December 31, 2014, were as follows:

a.      Underlying stock price of $2.38 and $0.86 being the closing share prices on April 9, 2014 and    December 31, 2014, respectively

b. Exercise price of $2.65 based upon agreement

c. Volatility of 54.05% and 54.84% on April 9, 2014 and December 31, 2014, respectively based on the Company’s share price performance

d. Time to expiration based upon the contractual life or expected term if applicable

e. Short-term (risk-free) interest rate based on the treasury securities with a similar expected term

f. No dividend distributions

The Company considers the warrant liability to be Level 3 because the share price volatility and the expected life of the contract are neither directly nor indirectly observable. At December 31, 2014, a 10% increase in the share price volatility would increase the warrant liability by approximately 12%, while a 10% decrease in the share price volatility would decrease the warrant liability by approximately 20%. A 10% decrease in the expected life of the contract would decrease the warrant liability by approximately 12%. The Company did not perform a sensitivity analysis for an increase in the expected life of the contract, since the fair value was determined assuming the warrants are held until expiration.

The following table sets forth a summary of changes in fair value of the Company’s Level 3 fair value measurements for the year ended December 31, 2014:

Year ended December 31, 2014
Beginning balance	$-
Issuances	1,556,475
Settlements	-
Fair value change of warrants, included in earnings	(1,274,100)
Balance, December 31, 2014	$282,375

As of December 31, 2013 and 2014, no fair value measurements for assets or liabilities under Level 1 were recognized in the Company’s consolidated balance sheets. The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the years ended December 31, 2012, 2013 and 2014.